Average Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 20%	Nov. 29, 2022
Fidelity Advisor Asset Manager 20% - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(2.24%)
Past 5 years	4.08%
Past 10 years	3.92%
Fidelity Advisor Asset Manager 20% - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(2.71%)
Past 5 years	3.17%
Past 10 years	2.94%
Fidelity Advisor Asset Manager 20% - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(1.27%)
Past 5 years	2.82%
Past 10 years	2.71%
Fidelity Advisor Asset Manager 20% - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	1.96%
Past 5 years	4.52%
Past 10 years	3.90%
Fidelity Advisor Asset Manager 20% - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(0.14%)
Past 5 years	4.30%
Past 10 years	3.89%
Fidelity Advisor Asset Manager 20% - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	3.97%
Past 5 years	5.59%
Past 10 years	4.80%
Fidelity Advisor Asset Manager 20% - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	4.14%
Since Inception	6.28%	[1]
LB001
Average Annual Return:
Past 1 year	(1.54%)
Past 5 years	3.57%
Past 10 years	2.90%
F0056
Average Annual Return:
Past 1 year	3.05%
Past 5 years	5.32%
Past 10 years	4.48%

[1]	A From October 2, 2018